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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ] Amendment Number: ______
        This Amendment (Check only one): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South
         Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
------------------
(Signature)
Birmingham, AL
August 10, 2007

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          26
Form 13F Information Table Value Total: $   165,055
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

                Column 1            Column 2 Column 3  Column 4     Column 5      Column 6  Column 7     Column 8
-    ------------------------------ -------- --------- -------- ---------------- ---------- -------- ----------------
                                                                                                     Voting authority
                                    Title of            Value   Shrs or SH/ Put/ Investment  Other   ----------------
     Name of Issuer                  Class    CUSIP    (x$1000) prn amt PRN Call Discretion Managers Sole Shared None
-    --------------                 -------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
  1  Allstate Corp.................  Common  020002101  13,994  227,500 SH          Sole              X
  2  Ambac Finl Grp Inc............  Common  023139108   7,847   90,000 SH          Sole              X
  3  Anadarko Petroleum Corp.......  Common  032511107   8,838  170,000 SH          Sole              X
  4  Arcelor Mittal................  Common  03937E101   3,058   49,000 SH          Sole              X
  5  Argonaut Group Inc............  Common  040157109     508   16,289 SH          Sole              X
  6  Bank of America Corp..........  Common  060505104   9,700  198,400 SH          Sole              X
  7  CIT Group Inc.................  Common  125581108  10,692  195,000 SH          Sole              X
  8  Cummins Inc...................  Common  231021106  14,169  140,000 SH          Sole              X
  9  Encana Corp...................  Common  292505104   6,624  107,800 SH          Sole              X
  10 General Maritime Corp.........  Common  Y2692M103   8,034  300,000 SH          Sole              X
  11 Hartford Finl Svc Grp Inc.....  Common  416515104   2,423   24,600 SH          Sole              X
  12 Home Depot Inc................  Common  437076102   5,686  144,500 SH          Sole              X
  13 Komag Inc.....................  Common  500453204   2,353   73,800 SH          Sole              X
  14 Lowe's Cos Inc................  Common   54861107   4,588  149,500 SH          Sole              X
  15 MBIA Inc......................  Common  55262C100  10,478  168,400 SH          Sole              X
  16 Methanex Corp.................  Common  59151K108   4,387  174,500 SH          Sole              X
  17 MGIC Investment Corp Wisconsin  Common  552848103   6,004  105,600 SH          Sole              X
  18 OMI Corp......................  Common  Y6476W104   2,305   78,900 SH          Sole              X
  19 PMI Group Inc (The)...........  Common  69344M101   2,546   57,000 SH          Sole              X
  20 Radian Group Inc..............  Common  750236101   8,640  160,000 SH          Sole              X
  21 Safeco Corp...................  Common  786429100  13,959  224,200 SH          Sole              X
  22 Seaboard Corp.................  Common  811543107   3,220    1,373
  23 Steel Dynamics Inc............  Common  858119100   6,035  144,000 SH          Sole              X
  24 Torchmark Corp................  Common  891027104   4,288   64,000 SH          Sole              X
  25 US Bancorp....................  Common  902973304   2,227   67,600 SH          Sole              X
  26 Westlake Chemical Corp........  Common  960413102   2,452   87,200 SH          Sole              X